Schedule of Investments (unaudited)
August 31, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
AeroVironment, Inc.(a)	54,068	$ 13,049,312
AerSale Corp.(a)	89,207	769,856
Archer Aviation, Inc., Class A(a)(b)	886,383	7,933,128
ATI, Inc.(a)	72,740	5,640,260
Ducommun, Inc.(a)(b)	135,550	12,364,871
Firefly Aerospace, Inc.(a)	59,571	2,702,736
Huntington Ingalls Industries, Inc.	5,536	1,499,093
Intuitive Machines, Inc., Class A(a)(b)	53,495	469,151
Kratos Defense & Security Solutions, Inc.(a)	325,980	21,462,523
Leonardo DRS, Inc.	124,145	5,171,881
Mercury Systems, Inc.(a)	59,324	4,007,336
Moog, Inc., Class A	55,928	10,953,499
V2X, Inc.(a)	74,443	4,280,473
Voyager Technologies, Inc., Class A(a)	7,565	232,170
		90,536,289
Air Freight & Logistics — 0.0%
Hub Group, Inc., Class A	35,755	1,337,952
Automobile Components — 1.5%
Adient PLC(a)	626,716	15,542,557
American Axle & Manufacturing Holdings, Inc.(a)	923,075	5,372,297
BorgWarner, Inc.	304,124	13,004,342
Cooper-Standard Holdings, Inc.(a)	83,799	3,085,479
Dana, Inc.	270,162	5,446,466
Fox Factory Holding Corp.(a)	119,340	3,452,506
Garrett Motion, Inc.	29,992	389,596
Goodyear Tire & Rubber Co. (The)(a)	112,106	950,659
Modine Manufacturing Co.(a)	55,140	7,506,208
QuantumScape Corp., Class A(a)	84,871	673,027
Standard Motor Products, Inc.	240,463	9,332,369
Stoneridge, Inc.(a)(b)	88,309	732,965
		65,488,471
Automobiles — 0.2%
Winnebago Industries, Inc.	239,309	8,610,338
Banks — 10.3%
1st Source Corp.	134,886	8,689,356
Amalgamated Financial Corp.	409,219	11,822,337
Ameris Bancorp	104,281	7,641,712
Axos Financial, Inc.(a)(b)	84,090	7,669,849
Bank of Marin Bancorp	77,673	1,906,095
Bank7 Corp.	24,690	1,224,871
BankUnited, Inc.	16,582	649,849
Business First Bancshares, Inc.	43,624	1,091,036
Capital City Bank Group, Inc.	187,056	8,204,276
Capitol Federal Financial, Inc.	174,782	1,132,587
Chemung Financial Corp.	63,769	3,438,424
Colony Bankcorp, Inc.	228,880	3,932,158
Community Trust Bancorp, Inc.	73,336	4,284,289
Community West Bancshares	168,716	3,597,025
ConnectOne Bancorp, Inc.	378,150	9,680,640
Dime Community Bancshares, Inc.	53,760	1,653,658
Eastern Bankshares, Inc.	331,451	5,671,127
Enterprise Financial Services Corp.	249,436	15,275,461
FB Financial Corp.	38,674	2,076,020
First Bank	46,314	779,001
First Busey Corp.	120,227	2,969,607
First Business Financial Services, Inc.	130,720	6,839,270
First Community Bankshares, Inc.	65,604	2,491,640
First Financial Bancorp	13,250	350,860
First Financial Bankshares, Inc.	359,850	13,375,624
Security	Shares	Value
Banks (continued)
First Financial Corp.	124,223	$ 7,329,157
First Financial Northwest, Inc.	10,701	5,993
First Hawaiian, Inc.	562,438	14,595,266
First Horizon Corp.	708,699	16,016,597
First Internet Bancorp	65,077	1,634,409
First Interstate BancSystem, Inc., Class A	277,810	9,089,943
First Mid Bancshares, Inc.	71,657	2,897,809
First United Corp.	26,985	1,008,429
Flushing Financial Corp.	112,794	1,552,045
Greene County Bancorp, Inc.	28,625	686,714
Hancock Whitney Corp.	194,892	12,262,605
HarborOne Bancorp, Inc.	59,920	770,571
HBT Financial, Inc.	164,308	4,352,519
Heritage Commerce Corp.	986,742	10,193,045
Heritage Financial Corp.	33,405	816,418
HomeTrust Bancshares, Inc.	125,875	5,206,190
Horizon Bancorp, Inc.	746,064	12,578,639
Independent Bank Corp.	191,514	6,298,895
Investar Holding Corp.	40,749	955,157
Kearny Financial Corp.	880,762	5,945,144
Live Oak Bancshares, Inc.	118,483	4,584,107
Mercantile Bank Corp.	59,664	2,938,452
Metropolitan Bank Holding Corp.	25,337	2,011,504
Mid Penn Bancorp, Inc.	66,435	2,002,351
Midland States Bancorp, Inc.	337,723	6,220,858
MidWestOne Financial Group, Inc.	16,809	508,304
National Bank Holdings Corp., Class A	59,845	2,347,121
Nicolet Bankshares, Inc.	30,608	4,232,780
Northeast Bank	7,045	778,895
Northfield Bancorp, Inc.	398,629	4,723,754
Northrim BanCorp, Inc.	109,127	10,261,212
OceanFirst Financial Corp.	954,007	17,544,189
Orange County Bancorp, Inc.	277,170	7,394,896
Origin Bancorp, Inc.	85,682	3,332,173
Park National Corp.	50,993	8,759,068
Peapack-Gladstone Financial Corp.	110,674	3,210,653
Peoples Bancorp, Inc.	134,686	4,167,185
Pinnacle Financial Partners, Inc.	308,817	30,023,189
Primis Financial Corp.	104,969	1,201,895
Prosperity Bancshares, Inc.	92,398	6,387,474
Provident Financial Services, Inc.	441,339	8,756,166
Republic Bancorp, Inc., Class A	32,296	2,478,395
Riverview Bancorp, Inc.	201,450	1,019,337
ServisFirst Bancshares, Inc.	79,304	6,990,648
Shore Bancshares, Inc.	225,374	3,874,179
Sierra Bancorp	83,234	2,551,954
SmartFinancial, Inc.	42,176	1,554,186
South Plains Financial, Inc.	82,023	3,332,594
Southern First Bancshares, Inc.(a)	50,524	2,278,632
Southern Missouri Bancorp, Inc.	15,027	864,578
Southside Bancshares, Inc.	27,987	874,314
Synovus Financial Corp.	223,878	11,554,344
Tompkins Financial Corp.	29,948	2,100,553
United Bankshares, Inc.	36,190	1,387,525
United Community Banks, Inc.	134,865	4,504,491
Univest Financial Corp.	183,273	5,804,256
Veritex Holdings, Inc.	61,054	2,097,205
Washington Trust Bancorp, Inc.	267,234	8,105,207
WesBanco, Inc.	437,339	14,344,719
		447,745,660
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A(a)	24,425	5,400,123

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Beverages (continued)
Primo Brands Corp., Class A	483,940	$ 12,151,734
Vita Coco Co., Inc. (The)(a)	15,472	552,969
		18,104,826
Biotechnology — 7.3%
4D Molecular Therapeutics, Inc.(a)	152,112	937,010
ACADIA Pharmaceuticals, Inc.(a)	327,153	8,502,706
ADMA Biologics, Inc.(a)(b)	238,804	4,121,757
Agios Pharmaceuticals, Inc.(a)(b)	87,637	3,304,791
Akero Therapeutics, Inc.(a)	33,274	1,554,894
Alector, Inc.(a)	675,745	1,588,001
Alkermes PLC(a)(b)	412,596	11,952,906
Allogene Therapeutics, Inc.(a)(b)	328,343	371,028
Amicus Therapeutics, Inc.(a)	946,552	7,184,330
Apellis Pharmaceuticals, Inc.(a)	55,114	1,519,493
Arcturus Therapeutics Holdings, Inc.(a)	143,790	2,445,868
Arcus Biosciences, Inc.(a)	188,534	1,996,575
Ardelyx, Inc.(a)	882,166	5,610,576
Arrowhead Pharmaceuticals, Inc.(a)	191,384	4,216,190
ARS Pharmaceuticals, Inc.(a)	65	755
Avidity Biosciences, Inc.(a)(b)	99,096	4,615,892
Beam Therapeutics, Inc.(a)(b)	76,310	1,248,432
BioCryst Pharmaceuticals, Inc.(a)	884,203	7,347,727
Biohaven Ltd.(a)	15,666	241,100
Bridgebio Pharma, Inc.(a)(b)	288,419	14,928,567
CareDx, Inc.(a)	36,363	496,719
Caris Life Sciences, Inc.(a)	27,439	1,053,383
Catalyst Pharmaceuticals, Inc.(a)	410,176	8,445,524
Celldex Therapeutics, Inc.(a)	194,507	4,294,715
Coherus Oncology, Inc.(a)(b)	1,000,977	1,161,133
Corvus Pharmaceuticals, Inc.(a)	96,430	553,508
CRISPR Therapeutics AG(a)(b)	57,682	2,989,658
Cytokinetics, Inc.(a)	184,339	6,512,697
Day One Biopharmaceuticals, Inc.(a)(b)	746,012	5,602,550
Denali Therapeutics, Inc.(a)(b)	286,447	4,374,046
Dyne Therapeutics, Inc.(a)	135,920	1,833,561
Emergent BioSolutions, Inc.(a)	155,130	1,287,579
Enanta Pharmaceuticals, Inc.(a)	109,547	920,195
Fate Therapeutics, Inc.(a)	945,761	983,591
Ideaya Biosciences, Inc.(a)(b)	328,258	8,058,734
Incyte Corp.(a)	44,582	3,772,083
Intellia Therapeutics, Inc.(a)(b)	476,639	5,412,236
Ionis Pharmaceuticals, Inc.(a)	108,462	4,624,277
Iovance Biotherapeutics, Inc.(a)(b)	560,462	1,249,830
Janux Therapeutics, Inc.(a)	42,201	958,807
Karyopharm Therapeutics, Inc.(a)(b)	46,617	331,447
Kodiak Sciences, Inc.(a)	465,774	4,210,597
Krystal Biotech, Inc.(a)	18,577	2,743,823
Kura Oncology, Inc.(a)	757,490	5,984,171
Kymera Therapeutics, Inc.(a)	74,015	3,049,418
Madrigal Pharmaceuticals, Inc.(a)	29,952	13,114,483
MannKind Corp.(a)	1,097,978	5,039,719
MiMedx Group, Inc.(a)	512,951	3,641,952
Mirum Pharmaceuticals, Inc.(a)(b)	75,433	5,572,236
Moderna, Inc.(a)(b)	174,848	4,212,088
Myriad Genetics, Inc.(a)	213,608	1,360,683
Natera, Inc.(a)	28,170	4,739,602
Nurix Therapeutics, Inc.(a)	141,855	1,324,926
Nuvalent, Inc., Class A(a)	21,516	1,647,695
Olema Pharmaceuticals, Inc.(a)	151,119	825,110
ORIC Pharmaceuticals, Inc.(a)	67,007	685,482
PMV Pharmaceuticals, Inc.(a)	228,533	319,946
Praxis Precision Medicines, Inc.(a)	63,242	2,880,041
Security	Shares	Value
Biotechnology (continued)
Protagonist Therapeutics, Inc.(a)	21,994	$ 1,298,746
Prothena Corp. PLC(a)	68,410	560,962
PTC Therapeutics, Inc.(a)	153,076	7,551,239
Puma Biotechnology, Inc.(a)	222,482	1,121,309
Recursion Pharmaceuticals, Inc., Class A(a)(b)	482,200	2,266,340
REGENXBIO, Inc.(a)	600,626	5,363,590
Relay Therapeutics, Inc.(a)	1,067,838	3,833,538
Replimune Group, Inc.(a)	131,477	709,976
Rhythm Pharmaceuticals, Inc.(a)	55,204	5,694,293
Rigel Pharmaceuticals, Inc.(a)	71,547	2,779,601
Sarepta Therapeutics, Inc.(a)	187,040	3,404,128
Scholar Rock Holding Corp.(a)	70,496	2,301,694
Soleno Therapeutics, Inc.(a)(b)	79,341	5,369,005
Solid Biosciences, Inc.(a)	82,765	453,552
Syndax Pharmaceuticals, Inc.(a)	423,429	6,914,596
TG Therapeutics, Inc.(a)	393,620	11,544,875
Travere Therapeutics, Inc.(a)	270,748	4,738,090
Twist Bioscience Corp.(a)	272,959	7,361,704
Ultragenyx Pharmaceutical, Inc.(a)	164,049	4,914,908
UroGen Pharma Ltd.(a)	79,836	1,552,810
Vanda Pharmaceuticals, Inc.(a)	1,033,017	4,886,170
Vaxcyte, Inc.(a)	140,583	4,328,551
Veracyte, Inc.(a)	284,497	8,631,639
Viking Therapeutics, Inc.(a)(b)	115,690	3,129,414
Vir Biotechnology, Inc.(a)	396,297	1,957,707
Voyager Therapeutics, Inc.(a)	244,533	821,631
Xencor, Inc.(a)	282,399	2,295,904
Xenon Pharmaceuticals, Inc.(a)	10,433	403,861
Zymeworks, Inc.(a)	76,477	1,132,624
		317,279,300
Broadline Retail — 0.2%
Etsy, Inc.(a)	73,006	3,870,048
Groupon, Inc.(a)	75,633	1,974,021
Macy’s, Inc.	88,829	1,175,208
		7,019,277
Building Products — 0.9%
American Woodmark Corp.(a)	47,543	3,069,851
Apogee Enterprises, Inc.	29,720	1,306,937
Armstrong World Industries, Inc.	11,716	2,293,641
Gibraltar Industries, Inc.(a)	165,145	10,336,426
JELD-WEN Holding, Inc.(a)	218,094	1,393,621
Owens Corning	3,213	482,496
Resideo Technologies, Inc.(a)	439,654	14,970,219
Zurn Elkay Water Solutions Corp.	112,891	5,120,736
		38,973,927
Capital Markets — 2.0%
Acadian Asset Management, Inc.	205,406	10,469,544
BGC Group, Inc., Class A	107,786	1,057,381
Bullish(a)(b)	99,701	5,885,350
Etoro Group Ltd., Class A(a)(b)	82,952	3,683,069
Franklin Resources, Inc.	66,069	1,695,331
Houlihan Lokey, Inc., Class A	147,166	29,322,825
MarketAxess Holdings, Inc.	35,681	6,559,595
Miami International Holdings, Inc.(a)(b)	36,787	1,382,455
PJT Partners, Inc., Class A	55,867	10,000,193
SEI Investments Co.	21,020	1,855,646
Silvercrest Asset Management Group, Inc., Class A	29,109	477,097
StepStone Group, Inc., Class A	11,157	692,403
Virtu Financial, Inc., Class A	289,172	12,122,090
		85,202,979

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals — 0.7%
Balchem Corp.	21,076	$ 3,416,209
Celanese Corp., Class A	12,220	582,039
Huntsman Corp.	630,916	7,041,022
Mativ Holdings, Inc.	462,517	5,813,839
Minerals Technologies, Inc.	35,838	2,345,597
Mosaic Co. (The)	64,619	2,158,274
Olin Corp.	27,150	642,369
Rayonier Advanced Materials, Inc.(a)	228,018	1,270,060
Stepan Co.	9,421	471,333
Tronox Holdings PLC	1,512,811	6,474,831
		30,215,573
Commercial Services & Supplies — 0.8%
ACV Auctions, Inc., Class A(a)	114,841	1,339,046
BrightView Holdings, Inc.(a)	59,079	850,738
CoreCivic, Inc.(a)	432,750	8,776,170
GEO Group, Inc. (The)(a)	362,969	7,527,977
Healthcare Services Group, Inc.(a)	377,933	5,899,534
MillerKnoll, Inc.	74,736	1,577,677
Montrose Environmental Group, Inc.(a)	63,495	1,972,155
Steelcase, Inc., Class A	368,683	6,171,753
		34,115,050
Communications Equipment — 1.6%
ADTRAN Holdings, Inc.(a)	298,726	2,802,050
Applied Optoelectronics, Inc.(a)	49,072	1,187,542
Calix, Inc.(a)	463,876	27,577,428
Ciena Corp.(a)	38,566	3,624,047
CommScope Holding Co., Inc.(a)	490,680	7,870,507
Extreme Networks, Inc.(a)	115,812	2,476,061
Harmonic, Inc.(a)	381,350	3,668,587
Lumentum Holdings, Inc.(a)	88,367	11,736,021
NETGEAR, Inc.(a)	96,646	2,625,872
NetScout Systems, Inc.(a)	52,017	1,294,703
Viasat, Inc.(a)	204,681	6,617,337
		71,480,155
Construction & Engineering — 2.8%
Argan, Inc.	15,081	3,441,786
Comfort Systems U.S.A., Inc.	24,312	17,100,575
Construction Partners, Inc., Class A(a)	62,306	7,470,489
Dycom Industries, Inc.(a)	82,805	20,905,778
Fluor Corp.(a)	147,446	6,048,235
MasTec, Inc.(a)	150,209	27,291,473
Matrix Service Co.(a)	67,511	1,021,441
Primoris Services Corp.	166,007	19,680,130
Sterling Infrastructure, Inc.(a)	17,096	4,761,749
Tutor Perini Corp.(a)	235,459	13,877,954
		121,599,610
Construction Materials — 0.0%
United States Lime & Minerals, Inc.	6,416	807,903
Consumer Finance — 2.1%
Ally Financial, Inc.	121,101	4,971,196
Encore Capital Group, Inc.(a)	102,471	4,287,387
Enova International, Inc.(a)	243,781	29,570,635
EZCORP, Inc., Class A, NVS(a)	789,819	13,166,283
FirstCash Holdings, Inc.	32,036	4,717,942
LendingClub Corp.(a)	43,213	742,399
LendingTree, Inc.(a)	29,097	1,977,141
OneMain Holdings, Inc.	187,256	11,583,656
PRA Group, Inc.(a)	319,136	5,454,034
Security	Shares	Value
Consumer Finance (continued)
Regional Management Corp.	119,392	$ 5,234,145
Upstart Holdings, Inc.(a)(b)	163,380	11,972,487
		93,677,305
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	58,708	2,401,157
SpartanNash Co.	52,990	1,420,132
Sprouts Farmers Market, Inc.(a)	127,795	17,960,310
United Natural Foods, Inc.(a)	311,808	8,817,930
		30,599,529
Containers & Packaging — 0.0%
Crown Holdings, Inc.	15,001	1,490,799
Distributors — 0.0%
GigaCloud Technology, Inc., Class A(a)	30,033	794,974
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.(a)	18,636	2,440,384
American Public Education, Inc.(a)	75,367	2,274,576
Bright Horizons Family Solutions, Inc.(a)	94,024	11,098,593
Coursera, Inc.(a)	463,226	5,327,099
Frontdoor, Inc.(a)	64,573	3,922,810
Laureate Education, Inc., Class A(a)	591,353	16,250,380
Perdoceo Education Corp.	93,879	3,073,599
Strategic Education, Inc.	20,453	1,663,852
Stride, Inc.(a)	86,460	14,109,407
Universal Technical Institute, Inc.(a)	103,190	2,743,822
		62,904,522
Diversified REITs — 0.4%
Alexander & Baldwin, Inc.	219,444	4,244,047
American Assets Trust, Inc.	124,231	2,596,428
Essential Properties Realty Trust, Inc.	311,068	9,742,650
		16,583,125
Diversified Telecommunication Services — 0.5%
Bandwidth, Inc., Class A(a)	241,976	3,629,640
Frontier Communications Parent, Inc.(a)	37,742	1,399,473
IDT Corp., Class B	117,416	7,522,843
Iridium Communications, Inc.	133,942	3,333,817
Lumen Technologies, Inc.(a)(b)	1,375,021	6,833,854
		22,719,627
Electric Utilities — 0.4%
Genie Energy Ltd., Class B	231,823	3,546,892
Oklo, Inc., Class A(a)(b)	116,683	8,592,536
Portland General Electric Co.	71,005	3,037,594
TXNM Energy, Inc.	51,525	2,918,376
		18,095,398
Electrical Equipment — 1.5%
American Superconductor Corp.(a)	94,459	4,713,504
Atkore, Inc.	18,016	1,048,351
Bloom Energy Corp., Class A(a)(b)	408,214	21,610,849
NEXTracker, Inc., Class A(a)(b)	310,419	20,878,782
NuScale Power Corp., Class A(a)(b)	201,965	6,998,087
Sunrun, Inc.(a)	392,489	6,268,049
Vicor Corp.(a)	75,485	3,858,039
		65,375,661
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.	24,452	3,659,975
Arlo Technologies, Inc.(a)	64,269	1,118,923
Badger Meter, Inc.	48,393	8,852,048
Benchmark Electronics, Inc.	112,786	4,577,984
Cognex Corp.	192,606	8,463,108

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Coherent Corp.(a)	19,550	$ 1,768,689
Fabrinet(a)	64,597	21,400,340
Flex Ltd.(a)	176,255	9,450,793
Insight Enterprises, Inc.(a)(b)	86,154	11,213,805
Kimball Electronics, Inc.(a)	56,537	1,632,223
Methode Electronics, Inc.	219,895	1,699,788
nLight, Inc.(a)	223,749	6,443,971
OSI Systems, Inc.(a)	17,718	4,076,026
Ouster, Inc.(a)	119,821	3,418,493
PC Connection, Inc.	178,051	11,432,655
Plexus Corp.(a)	62,935	8,622,724
Rogers Corp.(a)	26,264	2,060,673
Sanmina Corp.(a)	65,131	7,654,195
ScanSource, Inc.(a)	99,386	4,338,199
TTM Technologies, Inc.(a)	339,281	15,121,754
		137,006,366
Energy Equipment & Services — 1.5%
Archrock, Inc.	386,425	9,567,883
Aris Water Solutions, Inc., Class A	78,589	1,907,355
Borr Drilling Ltd.(b)	418,915	1,219,043
Expro Group Holdings NV(a)	100,792	1,256,876
Helix Energy Solutions Group, Inc.(a)	256,149	1,688,022
Kodiak Gas Services, Inc.	148,301	5,307,693
Liberty Energy, Inc., Class A	382,545	4,303,631
Noble Corp. PLC	213,094	6,141,369
Oceaneering International, Inc.(a)	334,336	8,157,798
Oil States International, Inc.(a)	514,301	2,880,086
Patterson-UTI Energy, Inc.	620,986	3,607,929
ProPetro Holding Corp.(a)	837,845	4,273,010
Tidewater, Inc.(a)	18,671	1,123,994
Transocean Ltd.(a)(b)	5,018,949	15,207,415
		66,642,104
Entertainment — 0.4%
Eros Media World PLC, Class A(a)	23,977	2
Eventbrite, Inc., Class A(a)	325,945	863,754
Lionsgate Studios Corp.(a)	498,068	3,202,577
Marcus Corp. (The)	131,532	2,030,854
Playtika Holding Corp.	143,919	533,940
Roku, Inc., Class A(a)	124,701	12,041,129
		18,672,256
Financial Services — 2.0%
Affirm Holdings, Inc., Class A(a)	28,281	2,501,737
Alerus Financial Corp.	26,018	579,421
Banco Latinoamericano de Comercio Exterior SA, Class E	150,667	6,950,269
Chime Financial, Inc., Class A(a)(b)	182,667	4,824,235
Essent Group Ltd.	244,565	15,344,008
EVERTEC, Inc.	20,714	739,076
NMI Holdings, Inc., Class A(a)	623,886	24,549,914
Pagseguro Digital Ltd., Class A	509,429	4,564,484
Remitly Global, Inc.(a)	797,312	14,774,191
Repay Holdings Corp., Class A(a)	295,148	1,747,276
StoneCo Ltd., Class A(a)	383,296	6,312,885
Velocity Financial, Inc.(a)	261,184	4,983,391
		87,870,887
Food Products — 0.7%
Cal-Maine Foods, Inc.	110,336	12,759,255
Fresh Del Monte Produce, Inc.	39,054	1,416,879
John B. Sanfilippo & Son, Inc.	29,694	1,927,141
Marzetti Co. (The)	47,232	8,624,563
Smithfield Foods, Inc.	23,375	594,426
Security	Shares	Value
Food Products (continued)
SunOpta, Inc.(a)	492,041	$ 3,085,097
Vital Farms, Inc.(a)	14,176	724,252
		29,131,613
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A	137,633	5,535,599
National Fuel Gas Co.	45,760	3,969,222
New Jersey Resources Corp.	576,400	27,257,956
ONE Gas, Inc.	31,190	2,386,035
Southwest Gas Holdings, Inc.	47,078	3,760,591
		42,909,403
Ground Transportation — 0.4%
ArcBest Corp.	14,456	1,066,274
Covenant Logistics Group, Inc., Class A	268,921	6,489,064
Lyft, Inc., Class A(a)	573,095	9,295,601
RXO, Inc.(a)	52,615	859,203
		17,710,142
Health Care Equipment & Supplies — 1.7%
Accuray, Inc.(a)	337,460	512,939
Alphatec Holdings, Inc.(a)	203,215	3,231,118
AngioDynamics, Inc.(a)	244,808	2,511,730
Cerus Corp.(a)	1,675,718	2,195,191
DENTSPLY SIRONA, Inc.	323,276	4,622,847
Enovis Corp.(a)	37,419	1,156,247
Haemonetics Corp.(a)	31,844	1,736,772
Inspire Medical Systems, Inc.(a)	7,773	728,252
iRadimed Corp.	60,688	4,396,239
iRhythm Technologies, Inc.(a)	80,201	13,632,566
LeMaitre Vascular, Inc.	21,222	2,023,836
LivaNova PLC(a)	38,908	2,193,244
NeuroPace, Inc.(a)	247,148	2,261,404
Novocure Ltd.(a)(b)	808,007	9,962,726
Omnicell, Inc.(a)	172,995	5,637,907
OraSure Technologies, Inc.(a)	484,700	1,604,357
RxSight, Inc.(a)	55,131	498,384
SI-BONE, Inc.(a)	87,862	1,464,660
Surmodics, Inc.(a)	21,563	734,004
Tandem Diabetes Care, Inc.(a)	244,217	3,055,155
TransMedics Group, Inc.(a)	84,033	9,660,434
Varex Imaging Corp.(a)	200,956	2,321,042
		76,141,054
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc.(a)	70,563	1,620,127
AdaptHealth Corp.(a)	61,795	586,435
Addus HomeCare Corp.(a)	36,766	4,234,340
agilon health, Inc.(a)	557,634	713,772
Alignment Healthcare, Inc.(a)	449,058	7,346,589
Aveanna Healthcare Holdings, Inc.(a)	435,506	3,484,048
BrightSpring Health Services, Inc.(a)(b)	176,941	4,191,732
Brookdale Senior Living, Inc.(a)	173,835	1,338,530
Castle Biosciences, Inc.(a)	216,690	5,202,727
Concentra Group Holdings Parent, Inc.	194,481	4,628,648
CorVel Corp.(a)	91,267	8,127,326
Cross Country Healthcare, Inc.(a)(b)	49,875	667,328
Encompass Health Corp.	29,495	3,591,311
Enhabit, Inc.(a)	88,243	695,355
Ensign Group, Inc. (The)	42,713	7,337,239
Fulgent Genetics, Inc.(a)	216,508	4,799,982
GeneDx Holdings Corp., Class A(a)(b)	25,833	3,345,115
Guardant Health, Inc.(a)	281,582	18,984,258
HealthEquity, Inc.(a)	76,061	6,794,529
Hims & Hers Health, Inc., Class A(a)(b)	308,456	13,063,112

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
LifeStance Health Group, Inc.(a)	1,422,278	$ 7,794,083
NeoGenomics, Inc.(a)	98,578	865,515
Option Care Health, Inc.(a)	55,511	1,592,055
PACS Group, Inc.(a)	44,767	521,088
Pediatrix Medical Group, Inc.(a)	289,100	4,975,411
Privia Health Group, Inc.(a)	864,578	19,919,877
Progyny, Inc.(a)	832,042	19,694,434
Select Medical Holdings Corp.	913,988	11,890,984
Universal Health Services, Inc., Class B	4,630	840,715
Viemed Healthcare, Inc.(a)	529,985	3,905,989
		172,752,654
Health Care REITs — 0.1%
CareTrust REIT, Inc.	54,418	1,872,523
Diversified Healthcare Trust	998,410	3,803,942
		5,676,465
Health Care Technology — 0.6%
Doximity, Inc., Class A(a)	103,547	7,034,983
Evolent Health, Inc., Class A(a)	91,039	878,526
Health Catalyst, Inc.(a)	263,871	894,523
Phreesia, Inc.(a)	352,436	11,158,124
Schrodinger, Inc.(a)	333,864	6,513,687
		26,479,843
Hotel & Resort REITs — 0.6%
Braemar Hotels & Resorts, Inc.	1,920,752	5,301,276
Chatham Lodging Trust	932,406	7,114,258
DiamondRock Hospitality Co.	313,083	2,679,990
RLJ Lodging Trust	1,172,755	9,030,213
		24,125,737
Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc., Class A(a)	211,769	2,454,403
Brinker International, Inc.(a)	119,043	18,568,327
Caesars Entertainment, Inc.(a)	34,430	921,691
Dutch Bros, Inc., Class A(a)	108,282	7,777,896
El Pollo Loco Holdings, Inc.(a)	167,280	1,778,186
Life Time Group Holdings, Inc.(a)	396,107	11,059,308
Papa John’s International, Inc.	28,466	1,386,579
Red Rock Resorts, Inc., Class A	6,977	431,667
Rush Street Interactive, Inc., Class A(a)	539,057	12,020,971
Shake Shack, Inc., Class A(a)	71,616	7,591,296
Super Group SGHC Ltd.	136,248	1,584,564
		65,574,888
Household Durables — 2.2%
Beazer Homes U.S.A., Inc.(a)	25,107	631,692
Century Communities, Inc.	198,258	13,061,237
Champion Homes, Inc.(a)	69,114	5,215,342
Ethan Allen Interiors, Inc.	40,558	1,196,867
Leggett & Platt, Inc.	224,665	2,159,031
M/I Homes, Inc.(a)	194,743	28,677,854
Newell Brands, Inc.	1,976,687	11,701,987
Taylor Morrison Home Corp., Class A(a)	209,693	14,127,017
Toll Brothers, Inc.	14,306	1,988,534
Tri Pointe Homes, Inc.(a)	444,435	15,701,889
		94,461,450
Household Products — 0.2%
Central Garden & Pet Co.(a)	18,562	676,214
Central Garden & Pet Co., Class A, NVS(a)	173,001	5,714,223
		6,390,437
Independent Power and Renewable Electricity Producers — 0.0%
Spruce Power Holding Corp.(a)	110	160
Security	Shares	Value
Industrial REITs — 0.6%
Americold Realty Trust, Inc.	224,615	$ 3,243,441
First Industrial Realty Trust, Inc.	313,029	16,465,325
Terreno Realty Corp.	143,003	8,261,283
		27,970,049
Insurance — 1.6%
Accelerant Holdings, Class A(a)	191,024	3,830,031
Ambac Financial Group, Inc.(a)	231,556	2,090,951
AMERISAFE, Inc.	146,735	6,776,222
Crawford & Co., Class A, NVS	53,932	584,623
Donegal Group, Inc., Class A	108,516	1,941,351
eHealth, Inc.(a)	184,051	712,277
Genworth Financial, Inc., Class A(a)	160,827	1,378,287
Hanover Insurance Group, Inc. (The)	29,343	5,090,424
HCI Group, Inc.	4,885	814,378
Heritage Insurance Holdings, Inc.(a)	39,106	890,444
Lemonade, Inc.(a)	73,232	3,873,973
Mercury General Corp.	68,050	5,262,307
Oscar Health, Inc., Class A(a)(b)	292,240	4,868,718
Palomar Holdings, Inc.(a)	50,501	6,212,633
Reinsurance Group of America, Inc.	15,633	3,045,152
Root, Inc., Class A(a)	3,522	324,799
Selectquote, Inc.(a)	291,706	659,256
Slide Insurance Holdings, Inc.(a)(b)	213,887	2,861,808
Stewart Information Services Corp.	159,081	11,587,460
Tiptree, Inc.	34,434	807,477
United Fire Group, Inc.	70,112	2,155,243
Universal Insurance Holdings, Inc.	172,570	4,208,982
		69,976,796
Interactive Media & Services — 1.0%
EverQuote, Inc., Class A(a)	307,320	7,145,190
Grindr, Inc.(a)	490,765	7,675,564
MediaAlpha, Inc., Class A(a)	420,512	4,444,812
Nextdoor Holdings, Inc., Class A(a)	548,142	1,123,691
QuinStreet, Inc.(a)	621,934	9,751,925
Shutterstock, Inc.	171,844	3,596,695
TrueCar, Inc.(a)	272,299	599,058
Yelp, Inc.(a)	131,250	4,150,125
ZipRecruiter, Inc., Class A(a)	912,413	4,562,065
		43,049,125
IT Services — 0.2%
Applied Digital Corp.(a)	152,174	2,431,741
ASGN, Inc.(a)	38,006	2,061,826
Backblaze, Inc., Class A(a)	55,947	467,157
BigBear.ai Holdings, Inc.(a)(b)	139,833	708,953
DigitalOcean Holdings, Inc.(a)	18,244	595,119
Fastly, Inc., Class A(a)	172,613	1,313,585
Grid Dynamics Holdings, Inc., Class A(a)	55,305	458,478
Kyndryl Holdings, Inc.(a)	56,150	1,785,009
Unisys Corp.(a)	188,302	736,261
		10,558,129
Leisure Products — 0.5%
Hasbro, Inc.	206,634	16,772,482
Peloton Interactive, Inc., Class A(a)	726,322	5,520,047
		22,292,529
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A(a)	47,662	667,745
AbCellera Biologics, Inc.(a)(b)	344,333	1,439,312
Adaptive Biotechnologies Corp.(a)	601,067	7,922,063
Azenta, Inc.(a)(b)	222,560	6,796,982
Codexis, Inc.(a)	527,283	1,439,482

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
CryoPort, Inc.(a)	110,838	$ 982,025
Harvard Bioscience, Inc.(a)	307	152
MaxCyte, Inc.(a)	402,595	559,607
Personalis, Inc.(a)(b)	612,946	2,997,306
Seer, Inc., Class A(a)	305,197	625,654
Tempus AI, Inc., Class A(a)(b)	28,726	2,179,154
		25,609,482
Machinery — 2.7%
Aebi Schmidt Holding AG	196,927	2,420,233
Alamo Group, Inc.	5,521	1,167,471
Atmus Filtration Technologies, Inc.	176,352	7,851,191
Chart Industries, Inc.(a)	35,321	7,041,594
Columbus McKinnon Corp.	30,213	452,591
Energy Recovery, Inc.(a)	265,641	3,774,758
Enpro, Inc.	16,075	3,516,728
ESCO Technologies, Inc.	19,283	3,874,147
Federal Signal Corp.	49,123	6,041,638
Flowserve Corp.	374,957	20,120,193
Franklin Electric Co., Inc.	26,187	2,562,660
Greenbrier Cos., Inc. (The)	114,736	5,350,140
Manitowoc Co., Inc. (The)(a)	446,383	4,419,192
Miller Industries, Inc.	11,905	501,081
Mueller Industries, Inc.	153,002	14,679,012
SPX Technologies, Inc.(a)	123,146	23,041,848
Worthington Enterprises, Inc.	186,368	12,263,014
		119,077,491
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd.	285,254	4,803,678
Matson, Inc.	78,187	8,135,357
		12,939,035
Media — 1.1%
EchoStar Corp., Class A(a)	259,001	16,003,672
Entravision Communications Corp., Class A	307,587	796,650
EW Scripps Co. (The), Class A(a)	185,240	553,868
Gambling.com Group Ltd.(a)	72,573	633,562
Gray Media, Inc.	196,087	1,202,013
Integral Ad Science Holding Corp.(a)	290,523	2,611,802
Magnite, Inc.(a)	281,757	7,311,594
New York Times Co. (The), Class A	139,006	8,318,119
NIQ Global Intelligence PLC(a)	182,730	3,113,719
Paramount Skydance Corp., Class B, NVS(a)	74,259	1,091,607
PubMatic, Inc., Class A(a)	83,552	724,396
Thryv Holdings, Inc.(a)	286,139	3,679,748
Townsquare Media, Inc., Class A	77	544
		46,041,294
Metals & Mining — 2.8%
Alpha Metallurgical Resources, Inc.(a)	60,983	9,098,054
Carpenter Technology Corp.	5,456	1,314,241
Century Aluminum Co.(a)(b)	421,461	9,411,224
Cleveland-Cliffs, Inc.(a)	663,410	7,131,658
Coeur Mining, Inc.(a)	1,089,145	14,322,257
Commercial Metals Co.	65,769	3,792,898
Compass Minerals International, Inc.(a)	144,495	2,752,630
Constellium SE, Class A(a)	736,917	10,677,927
Hecla Mining Co.	422,130	3,592,326
Kaiser Aluminum Corp.	153,288	11,936,537
Materion Corp.	59,226	6,562,241
Novagold Resources, Inc.(a)	662,985	4,534,817
Olympic Steel, Inc.	239,033	8,057,802
Piedmont Lithium, Inc.(a)	99,353	720,309
Ramaco Resources, Inc., Class A	245,333	6,361,485
Security	Shares	Value
Metals & Mining (continued)
Royal Gold, Inc.	41,383	$ 7,431,559
Ryerson Holding Corp.	109,930	2,506,404
SSR Mining, Inc.(a)	124,763	2,409,174
SunCoke Energy, Inc.	1,073,180	8,284,950
Tredegar Corp.(a)	72,228	565,545
		121,464,038
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
TPG RE Finance Trust, Inc.	183,694	1,717,539
Multi-Utilities — 0.7%
Avista Corp.	404,573	14,783,098
Black Hills Corp.	156,844	9,380,840
Northwestern Energy Group, Inc.	101,285	5,824,900
Unitil Corp.	18,843	884,867
		30,873,705
Office REITs — 0.2%
Brandywine Realty Trust	134,887	574,619
COPT Defense Properties	332,086	9,557,435
		10,132,054
Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp.(a)	252,404	8,056,736
California Resources Corp.	131,230	6,519,506
Centrus Energy Corp., Class A(a)(b)	20,449	4,125,177
Chord Energy Corp.	114,396	12,570,976
Dorian LPG Ltd.	84,833	2,712,959
Energy Fuels, Inc.(a)(b)	477,728	5,522,536
Evolution Petroleum Corp.	214,582	1,107,243
Green Plains, Inc.(a)	125,124	1,390,128
HF Sinclair Corp.	10,715	545,179
International Seaways, Inc.	46,837	2,127,336
Kinetik Holdings, Inc., Class A	113,314	4,739,925
Murphy Oil Corp.	30,517	758,653
Par Pacific Holdings, Inc.(a)	247,639	8,578,215
PBF Energy, Inc., Class A	284,238	7,765,382
REX American Resources Corp.(a)	66,082	4,134,751
Scorpio Tankers, Inc.	155,192	7,821,677
SM Energy Co.	885,397	25,278,084
Uranium Energy Corp.(a)(b)	1,031,327	11,024,886
		114,779,349
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(a)(b)	49,657	3,117,466
Joby Aviation, Inc., Class A(a)(b)	800,641	11,329,070
SkyWest, Inc.(a)	194,910	23,662,074
Sun Country Airlines Holdings, Inc.(a)	79,299	1,050,712
		39,159,322
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	168,354	6,910,932
Pharmaceuticals — 2.1%
Amneal Pharmaceuticals, Inc., Class A(a)	72,113	689,400
Amylyx Pharmaceuticals, Inc.(a)	179,445	1,683,194
Arvinas, Inc.(a)	310,491	2,400,095
Atea Pharmaceuticals, Inc.(a)	665,674	2,236,665
Axsome Therapeutics, Inc.(a)	81,135	9,840,053
Collegium Pharmaceutical, Inc.(a)	152,635	5,922,238
Corcept Therapeutics, Inc.(a)	144,323	10,062,200
Crinetics Pharmaceuticals, Inc.(a)(b)	54,711	1,695,494
Edgewise Therapeutics, Inc.(a)	135,390	1,942,847
EyePoint Pharmaceuticals, Inc.(a)	79,367	918,276
Fulcrum Therapeutics, Inc.(a)	129,124	836,724
Harmony Biosciences Holdings, Inc.(a)	178,741	6,593,756

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Nektar Therapeutics(a)	65,340	$ 1,951,052
Nuvation Bio, Inc., Class A(a)(b)	1,171,366	3,478,957
Ocular Therapeutix, Inc.(a)	42,577	519,865
Pacira BioSciences, Inc.(a)	213,676	5,698,739
Phibro Animal Health Corp., Class A	55,607	2,061,351
Prestige Consumer Healthcare, Inc.(a)	34,037	2,315,877
Rafael Holdings, Inc., Class B(a)	220	323
Supernus Pharmaceuticals, Inc.(a)(b)	217,341	9,806,426
Tarsus Pharmaceuticals, Inc.(a)	169,576	9,933,762
Theravance Biopharma, Inc.(a)	157,168	2,181,492
Trevi Therapeutics, Inc.(a)	844,897	6,129,728
Xeris Biopharma Holdings, Inc.(a)	191,086	1,496,203
		90,394,717
Professional Services — 2.7%
CACI International, Inc., Class A(a)(b)	23,739	11,388,073
Conduent, Inc.(a)	594,478	1,652,649
CRA International, Inc.	11,464	2,221,265
ExlService Holdings, Inc.(a)	418,458	18,320,091
Franklin Covey Co.(a)	80,579	1,576,125
Genpact Ltd.	162,724	7,377,906
Heidrick & Struggles International, Inc.	17,174	872,611
IBEX Holdings Ltd.(a)	64,744	1,911,890
ICF International, Inc.	83,184	8,170,333
Innodata, Inc.(a)(b)	34,018	1,292,004
KBR, Inc.	79,029	3,987,803
Kelly Services, Inc., Class A, NVS	120,841	1,719,567
Kforce, Inc.	32,390	1,055,914
Korn Ferry	182,708	13,545,971
Legalzoom.com, Inc.(a)	681,759	7,553,890
ManpowerGroup, Inc.	266,448	11,297,395
Maximus, Inc.	59,776	5,255,506
Planet Labs PBC, Class A(a)	214,189	1,518,600
Resources Connection, Inc.	152,234	777,916
Robert Half, Inc.	31,258	1,166,549
TriNet Group, Inc.	60,285	4,365,840
Upwork, Inc.(a)(b)	425,314	6,545,582
Willdan Group, Inc.(a)	34,469	3,786,764
		117,360,244
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.(a)	395,952	2,419,267
Compass, Inc., Class A(a)	961,598	8,731,310
Forestar Group, Inc.(a)	39,635	1,096,700
FRP Holdings, Inc.(a)	57,907	1,488,210
Kennedy-Wilson Holdings, Inc.	232,839	2,048,983
Marcus & Millichap, Inc.	59,192	1,929,067
Newmark Group, Inc., Class A	160,569	2,923,961
RMR Group, Inc. (The), Class A	182,212	3,075,739
St. Joe Co. (The)	138,725	7,000,064
		30,713,301
Residential REITs — 0.3%
Bluerock Homes Trust, Inc., Class A	77	999
Camden Property Trust	11,154	1,249,025
Elme Communities	95,154	1,625,230
NexPoint Residential Trust, Inc.	129,752	4,477,741
Veris Residential, Inc.	263,168	4,139,633
		11,492,628
Retail REITs — 1.8%
Agree Realty Corp.	334,004	24,295,451
FrontView REIT, Inc.	224,280	2,998,623
Getty Realty Corp.	289,146	8,266,684
NETSTREIT Corp.	238,790	4,367,469
Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	469,932	$ 20,164,782
Phillips Edison & Co., Inc.	17,419	612,975
Tanger, Inc.	207,766	7,101,442
Urban Edge Properties	460,172	9,520,959
		77,328,385
Semiconductors & Semiconductor Equipment — 3.2%
ACM Research, Inc., Class A(a)	44,073	1,243,740
Alpha & Omega Semiconductor Ltd.(a)	43,574	1,253,624
Ambarella, Inc.(a)	170,855	14,092,120
Credo Technology Group Holding Ltd.(a)(b)	345,444	42,508,611
Diodes, Inc.(a)	97,206	5,291,409
Impinj, Inc.(a)	40,443	7,581,849
inTEST Corp.(a)	35,226	246,582
MaxLinear, Inc.(a)	246,004	3,867,183
Onto Innovation, Inc.(a)	51,982	5,510,092
Power Integrations, Inc.	38,584	1,740,138
Qorvo, Inc.(a)	32,435	2,941,855
Rambus, Inc.(a)	240,798	17,763,668
Rigetti Computing, Inc.(a)(b)	330,211	5,359,325
Semtech Corp.(a)	38,927	2,261,269
Silicon Laboratories, Inc.(a)	32,279	4,336,684
SiTime Corp.(a)	56,522	13,659,672
Synaptics, Inc.(a)	171,965	12,013,475
		141,671,296
Software — 6.6%
8x8, Inc.(a)	655,300	1,297,494
ACI Worldwide, Inc.(a)	338,353	16,697,721
Alarm.com Holdings, Inc.(a)(b)	256,580	15,043,285
Amplitude, Inc., Class A(a)	644,087	7,361,914
Asana, Inc., Class A(a)	238,967	3,488,918
Aurora Innovation, Inc., Class A(a)	1,178,163	6,633,058
Bit Digital, Inc.(a)(b)	668,881	1,719,024
Box, Inc., Class A(a)	312,596	10,200,007
Braze, Inc., Class A(a)	144,484	4,002,207
C3.ai, Inc., Class A(a)(b)	156,020	2,638,298
Cerence, Inc.(a)	45,862	482,927
Cipher Mining, Inc.(a)	323,045	2,468,064
Cleanspark, Inc.(a)(b)	483,456	4,578,328
Clearwater Analytics Holdings, Inc., Class A(a)(b)	587,907	12,152,038
Commvault Systems, Inc.(a)	30,131	5,623,801
Confluent, Inc., Class A(a)	525,554	10,437,502
Digital Turbine, Inc.(a)	263,035	1,104,747
Domo, Inc., Class B(a)	256,174	3,760,634
D-Wave Quantum, Inc.(a)(b)	417,052	6,514,352
Elastic NV(a)	188,975	16,074,214
Five9, Inc.(a)	131,619	3,543,183
Freshworks, Inc., Class A(a)	414,477	5,583,005
Gitlab, Inc., Class A(a)(b)	126,768	6,087,399
Hut 8 Corp.(a)(b)	74,818	1,999,885
InterDigital, Inc.	39,019	10,601,853
JFrog Ltd.(a)	84,345	4,164,113
LiveRamp Holdings, Inc.(a)	339,572	9,480,850
MARA Holdings, Inc.(a)	273,631	4,372,623
Olo, Inc., Class A(a)	181,463	1,859,996
Ooma, Inc.(a)	438,257	5,662,280
Pagaya Technologies Ltd., Class A(a)(b)	108,547	4,003,213
Porch Group, Inc.(a)	69,839	1,185,168
PROS Holdings, Inc.(a)	273,197	4,234,554
Q2 Holdings, Inc.(a)	109,106	8,589,915
Qualys, Inc.(a)	110,381	14,990,844
Rapid7, Inc.(a)	36,583	757,634
RingCentral, Inc., Class A(a)	189,557	5,783,384

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Riot Platforms, Inc.(a)(b)	482,910	$ 6,644,842
Rubrik, Inc., Class A(a)	10,930	977,142
SEMrush Holdings, Inc., Class A(a)	208,527	1,647,363
SoundHound AI, Inc., Class A(a)(b)	318,458	4,146,323
Sprout Social, Inc., Class A(a)	136,916	2,161,904
Tenable Holdings, Inc.(a)	249,729	7,721,621
Terawulf, Inc.(a)(b)	372,682	3,521,845
Varonis Systems, Inc.(a)	186,016	10,978,664
Verint Systems, Inc.(a)	244,635	4,988,108
Workiva, Inc., Class A(a)	116,519	9,582,523
Zeta Global Holdings Corp., Class A(a)	594,823	11,682,324
		289,231,091
Specialized REITs — 1.4%
CubeSmart	1,188,788	48,645,205
EPR Properties	9,712	526,876
Four Corners Property Trust, Inc.	332,056	8,596,930
Safehold, Inc.	92,788	1,527,290
		59,296,301
Specialty Retail — 3.5%
1-800-Flowers.com, Inc., Class A(a)(b)	131,637	737,167
Abercrombie & Fitch Co., Class A(a)	68,089	6,368,364
America’s Car-Mart, Inc.(a)	20,752	929,897
Asbury Automotive Group, Inc.(a)	19,899	5,005,394
AutoNation, Inc.(a)	5,941	1,301,554
Bath & Body Works, Inc.	156,899	4,583,020
Boot Barn Holdings, Inc.(a)(b)	61,013	10,846,281
Camping World Holdings, Inc., Class A	119,271	2,088,435
CarMax, Inc.(a)	38,796	2,380,135
Carvana Co., Class A(a)	11,043	4,107,113
Chewy, Inc., Class A(a)	51,177	2,096,210
Conn’s, Inc.(a)(b)(c)	224,237	2
EVgo, Inc., Class A(a)	170,674	660,508
Five Below, Inc.(a)	20,399	2,959,895
Foot Locker, Inc.(a)	129,444	3,197,267
Group 1 Automotive, Inc.	41,236	19,165,668
Haverty Furniture Cos., Inc.	115,562	2,605,923
Lands’ End, Inc.(a)(b)	77,609	1,114,465
Lithia Motors, Inc., Class A	37,848	12,742,665
Lulu’s Fashion Lounge Holdings, Inc.(a)	11	43
Monro, Inc.	165,086	2,737,126
Penske Automotive Group, Inc.	26,207	4,832,833
Petco Health & Wellness Co., Inc.(a)	317,613	1,267,276
RealReal, Inc. (The)(a)(b)	194,892	1,487,026
Revolve Group, Inc., Class A(a)	183,262	4,099,571
RH(a)	12,774	2,882,709
Sonic Automotive, Inc., Class A	85,533	7,029,957
Stitch Fix, Inc., Class A(a)	959,967	5,078,225
ThredUp, Inc., Class A(a)	99,713	1,078,895
Upbound Group, Inc.	131,842	3,350,105
Urban Outfitters, Inc.(a)	165,841	11,124,614
Victoria’s Secret & Co.(a)	142,568	3,281,915
Warby Parker, Inc., Class A(a)	299,153	7,837,809
Wayfair, Inc., Class A(a)	56,953	4,248,694
Winmark Corp.	9,082	4,212,595
Zumiez, Inc.(a)	259,798	4,465,928
		151,905,284
Technology Hardware, Storage & Peripherals — 0.4%
IonQ, Inc.(a)(b)	414,043	17,696,198
Textiles, Apparel & Luxury Goods — 0.5%
G-III Apparel Group Ltd.(a)(b)	336,146	9,075,942
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., Class A	31,727	$ 9,420,698
VF Corp.	234,220	3,543,749
		22,040,389
Tobacco — 0.1%
Turning Point Brands, Inc.	51,784	5,152,508
Trading Companies & Distributors — 1.5%
BlueLinx Holdings, Inc.(a)	61,547	5,084,398
Boise Cascade Co.	220,569	19,189,503
DNOW, Inc.(a)	677,114	10,833,824
FTAI Aviation Ltd.	24,430	3,758,556
GATX Corp.	9,229	1,553,333
Global Industrial Co.	21,792	813,495
Herc Holdings, Inc.	59,689	7,806,724
McGrath RentCorp	38,654	4,696,075
MRC Global, Inc.(a)	78,293	1,180,658
Rush Enterprises, Inc., Class A	145,650	8,360,310
Xometry, Inc., Class A(a)	51,813	2,563,707
		65,840,583
Water Utilities — 0.1%
H2O America	60,362	3,040,434
Wireless Telecommunication Services — 0.3%
Spok Holdings, Inc.	73,938	1,342,714
Telephone & Data Systems, Inc.	325,584	13,052,663
		14,395,377
Total Common Stocks — 99.0% (Cost: $3,755,301,628)		4,322,413,314
Rights
Biotechnology — 0.0%
Albireo Pharma Inc., CVR(a)(b)(c)	28,456	101,303
Blueprint Medicines Corp., CVR(a)(c)	92,408	89,636
Chinook Therapeutics, Inc., CVR(a)(c)	35,990	6,118
Flexion Therapeutics, Inc., CVR(a)(c)	73,745	11,799
Poseida Therapeutics, Inc., CVR(a)(c)	104,999	148,049
		356,905
Health Care Providers & Services — 0.0%
Surface Oncology, Inc., CVR(a)	58,721	5,515
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(c)	72,036	66,994
Total Rights — 0.0% (Cost: $ —)		429,414
Total Long-Term Investments — 99.0% (Cost: $3,755,301,628)		4,322,842,728

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	177,353,175	$ 177,441,851
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(d)(e)	41,400,625	41,400,625
Total Short-Term Securities — 5.0% (Cost: $218,818,439)		218,842,476
Total Investments — 104.0% (Cost: $3,974,120,067)		4,541,685,204
Liabilities in Excess of Other Assets — (4.0)%		(174,846,083)
Net Assets — 100.0%		$ 4,366,839,121

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 126,834,392	$ 50,594,334 (a)	$ —	$ (1,391)	$ 14,516	$ 177,441,851	177,353,175	$ 311,383 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	41,068,103	332,522 (a)	—	—	—	41,400,625	41,400,625	415,403	—
				$ (1,391)	$ 14,516	$ 218,842,476		$ 726,786	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	412	09/19/25	$ 48,818	$ 1,474,479

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 90,536,289	$ —	$ —	$ 90,536,289
Air Freight & Logistics	1,337,952	—	—	1,337,952
Automobile Components	65,488,471	—	—	65,488,471
Automobiles	8,610,338	—	—	8,610,338
Banks	447,739,667	5,993	—	447,745,660
Beverages	18,104,826	—	—	18,104,826
Biotechnology	317,279,300	—	—	317,279,300
Broadline Retail	7,019,277	—	—	7,019,277
Building Products	38,973,927	—	—	38,973,927
Capital Markets	85,202,979	—	—	85,202,979
Chemicals	30,215,573	—	—	30,215,573
Commercial Services & Supplies	34,115,050	—	—	34,115,050
Communications Equipment	71,480,155	—	—	71,480,155
Construction & Engineering	121,599,610	—	—	121,599,610
Construction Materials	807,903	—	—	807,903
Consumer Finance	93,677,305	—	—	93,677,305
Consumer Staples Distribution & Retail	30,599,529	—	—	30,599,529
Containers & Packaging	1,490,799	—	—	1,490,799
Distributors	794,974	—	—	794,974
Diversified Consumer Services	62,904,522	—	—	62,904,522
Diversified REITs	16,583,125	—	—	16,583,125
Diversified Telecommunication Services	22,719,627	—	—	22,719,627
Electric Utilities	18,095,398	—	—	18,095,398
Electrical Equipment	65,375,661	—	—	65,375,661
Electronic Equipment, Instruments & Components	137,006,366	—	—	137,006,366
Energy Equipment & Services	66,642,104	—	—	66,642,104
Entertainment	18,672,256	—	—	18,672,256
Financial Services	87,870,887	—	—	87,870,887
Food Products	29,131,613	—	—	29,131,613
Gas Utilities	42,909,403	—	—	42,909,403
Ground Transportation	17,710,142	—	—	17,710,142
Health Care Equipment & Supplies	76,141,054	—	—	76,141,054
Health Care Providers & Services	172,752,654	—	—	172,752,654
Health Care REITs	5,676,465	—	—	5,676,465
Health Care Technology	26,479,843	—	—	26,479,843
Hotel & Resort REITs	24,125,737	—	—	24,125,737

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hotels, Restaurants & Leisure	$ 65,574,888	$ —	$ —	$ 65,574,888
Household Durables	94,461,450	—	—	94,461,450
Household Products	6,390,437	—	—	6,390,437
Independent Power and Renewable Electricity Producers	160	—	—	160
Industrial REITs	27,970,049	—	—	27,970,049
Insurance	69,976,796	—	—	69,976,796
Interactive Media & Services	43,049,125	—	—	43,049,125
IT Services	10,558,129	—	—	10,558,129
Leisure Products	22,292,529	—	—	22,292,529
Life Sciences Tools & Services	25,609,482	—	—	25,609,482
Machinery	119,077,491	—	—	119,077,491
Marine Transportation	12,939,035	—	—	12,939,035
Media	46,041,294	—	—	46,041,294
Metals & Mining	121,464,038	—	—	121,464,038
Mortgage Real Estate Investment Trusts (REITs)	1,717,539	—	—	1,717,539
Multi-Utilities	30,873,705	—	—	30,873,705
Office REITs	10,132,054	—	—	10,132,054
Oil, Gas & Consumable Fuels	114,779,349	—	—	114,779,349
Passenger Airlines	39,159,322	—	—	39,159,322
Personal Care Products	6,910,932	—	—	6,910,932
Pharmaceuticals	90,394,717	—	—	90,394,717
Professional Services	117,360,244	—	—	117,360,244
Real Estate Management & Development	30,713,301	—	—	30,713,301
Residential REITs	11,492,628	—	—	11,492,628
Retail REITs	77,328,385	—	—	77,328,385
Semiconductors & Semiconductor Equipment	141,671,296	—	—	141,671,296
Software	289,231,091	—	—	289,231,091
Specialized REITs	59,296,301	—	—	59,296,301
Specialty Retail	151,905,282	—	2	151,905,284
Technology Hardware, Storage & Peripherals	17,696,198	—	—	17,696,198
Textiles, Apparel & Luxury Goods	22,040,389	—	—	22,040,389
Tobacco	5,152,508	—	—	5,152,508
Trading Companies & Distributors	65,840,583	—	—	65,840,583
Water Utilities	3,040,434	—	—	3,040,434
Wireless Telecommunication Services	14,395,377	—	—	14,395,377
Rights	—	5,515	423,899	429,414
Short-Term Securities
Money Market Funds	218,842,476	—	—	218,842,476
	$ 4,541,249,795	$ 11,508	$ 423,901	$ 4,541,685,204
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,474,479	$ —	$ —	$ 1,474,479

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust